Current and long-term debt	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Current and long-term debt
Current and long-term debt
The following is a roll forward of the activity within debt (current and non-current), by facility, for the six months ended June 30, 2019:

		Activity				Balance as of June 30, 2019 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2018	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of June 30, 2019	Current	Non-Current
KEXIM Credit Facility	$299,300	$—	$(16,825)	$—	$282,475	$33,650	$248,825
ABN AMRO Credit Facility	100,508	—	(4,278)	—	96,230	8,553	87,677
ING Credit Facility	144,176	—	(6,368)	—	137,808	12,738	125,070
2018 NIBC Credit Facility	34,851	—	(1,617)	—	33,234	3,230	30,004
2017 Credit Facility	144,765	—	(6,632)	—	138,133	13,266	124,867
Credit Agricole Credit Facility	96,211	—	(4,283)	416	92,344	7,768	84,576
ABN / K-Sure Credit Facility	46,832	—	(1,925)	376	45,283	3,123	42,160
Citibank / K-Sure Credit Facility	97,609	—	(4,208)	957	94,358	6,564	87,794
ABN / SEB Credit Facility	114,825	—	(5,750)	—	109,075	11,500	97,575
Ocean Yield Lease Financing	158,757	—	(5,246)	97	153,608	10,696	142,912
CMBFL Lease Financing	61,198	—	(2,454)	93	58,837	4,729	54,108
BCFL Lease Financing (LR2s)	97,454	—	(3,737)	289	94,006	7,434	86,572
CSSC Lease Financing	251,832	—	(8,655)	(401)	242,776	18,088	224,688
BCFL Lease Financing (MRs)	98,831	—	(5,408)	—	93,423	11,391	82,032
2018 CMBFL Lease Financing	136,543	—	(5,058)	—	131,485	10,113	121,372
$116.0 Million Lease Financing	112,674	—	(3,243)	—	109,431	6,892	102,539
AVIC Lease Financing	139,103	—	(5,896)	—	133,207	11,794	121,413
China Huarong Lease Financing	137,250	—	(6,750)	—	130,500	13,500	117,000
$157.5 Million Lease Financing	152,086	—	(7,072)	—	145,014	14,142	130,872
COSCO Lease Financing	84,150	—	(3,850)	—	80,300	7,700	72,600
IFRS 16 - Leases - Three MR	—	50,715	(3,345)	293	47,663	7,046	40,617
IFRS 16 - Leases - Seven Handymax	—	24,194	(3,784)	—	20,410	13,662	6,748

Unsecured Senior Notes Due 2020	53,750	—	—	—	53,750	53,750	—
Unsecured Senior Notes Due 2019	57,500	—	(57,500)	—	—	—	—
Convertible Senior Notes due 2019	142,180	—	(2,266)	2,794	142,708	142,708	—
Convertible Senior Notes due 2022	171,469	—	—	4,201	175,670	—	175,670
	$2,933,854	$74,909	$(176,150)	$9,115	$2,841,728	$434,037	$2,407,691
Less: deferred financing fees	(23,539)	(107)	—	4,363	(19,283)	(2,097)	(17,186)
Total	$2,910,315	$74,802	$(176,150)	$13,478	$2,822,445	$431,940	$2,390,505

(1)
Relates to non-cash accretion or amortization of (i) debt or lease obligations assumed as part of the merger with Navig8 Product Tankers Inc., which were recorded at fair value on the closing dates, (ii) accretion of our Convertible Senior Notes due 2019 and Convertible Senior Notes due 2022 and (iii) amortization and write-offs of deferred financing fees.

Interest expense on all of our borrowings that has been incurred and is unpaid as of June 30, 2019 is accrued for within Accrued Expenses (see Note 8).
We were in compliance with all of the financial covenants set forth under the above borrowing arrangements as of June 30, 2019.
Unsecured debt
Convertible Senior Notes Due 2019
In March 2019, we repurchased $2.29 million face value of our Convertible Notes due 2019 at an average price of $990.00 per $1,000 principal amount, or $2.27 million.
The conversion rate of our Convertible Senior Notes due 2019 is subject to change upon the issuance of a dividend. The table below details the dividends declared during the six months ended June 30, 2019 and the corresponding effect to the conversion rate of the Convertible Senior Notes due 2019.

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
March 13, 2019	$0.10	10.1110
June 5, 2019	$0.10	10.1494
(1) Per $1,000 principal amount of the Convertible Senior Notes due 2019
The carrying values of the liability component of the Convertible Senior Notes due 2019 as of June 30, 2019 and December 31, 2018, were $142.7 million and $142.2 million, respectively. We incurred $1.7 million of coupon interest and $2.8 million of non-cash accretion on our Convertible Senior Notes due 2019 during the six months ended June 30, 2019. We were in compliance with the covenants related to the Convertible Senior Notes due 2019 as of June 30, 2019 and December 31, 2018. On July 1, 2019, we repaid the $142.7 million due at maturity.
Convertible Senior Notes due 2022
The conversion rate of our Convertible Senior Notes due 2022 is subject to change upon the issuance of a dividend. The table below details the dividends declared during the six months ended June 30, 2019 and the corresponding effect to the conversion rate of the Convertible Senior Notes due 2022:

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
March 13, 2019	$0.10	25.4799
June 5, 2019	$0.10	25.5767
(1) Per $1,000 principal amount of the Convertible Senior Notes due 2022.
The carrying value of the liability component of the Convertible Senior Notes due 2022 as of June 30, 2019 and December 31, 2018, were $175.7 million and $171.5 million, respectively. We incurred $3.1 million of coupon interest and $4.2 million of non-cash accretion during the six months ended June 30, 2019. We were in compliance with the covenants related to the Convertible Senior Notes due 2022 as of June 30, 2019 and December 31, 2018.